Employee Pension and Other Postretirement Benefits Level 3 Rollforward (Details) (Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 343		$ 149
Return on plan assets, Attributable to Assets Held	42		24
Return on plan assets, Attributable to Assets Sold
Purchases	60		170
Sales
Transfers Into Level 3
Transfers (Out) of Level 3
Fair value of plan assets at end of year	445		343
Hedge funds
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	181		149
Return on plan assets, Attributable to Assets Held	16		12
Return on plan assets, Attributable to Assets Sold
Purchases	60		20
Sales
Transfers Into Level 3
Transfers (Out) of Level 3
Fair value of plan assets at end of year	257		181
Non-investment grade debt
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		[1]
Real estate fund
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	162
Return on plan assets, Attributable to Assets Held	26		12
Return on plan assets, Attributable to Assets Sold
Purchases			150
Sales
Transfers Into Level 3
Transfers (Out) of Level 3
Fair value of plan assets at end of year	$ 188		$ 162

[1]	(3) Non-investment grade fixed income securities include corporate bonds consistently rated below Baa3/BBB- by one or more rating agencies and a high yield commingled fund.